NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Growth Fund	NVIT Multi-Manager Large Cap Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager Large Cap Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Multi Sector Bond Fund
NVIT Developing Markets Fund	NVIT Nationwide Fund
NVIT Emerging Markets Fund	NVIT Real Estate Fund
NVIT Enhanced Income Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT International Equity Fund	NVIT Small Cap Index Fund
NVIT International Index Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund	Van Kampen NVIT Comstock Value Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund

Supplement dated July 11, 2011
to the Statement of Additional Information dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

NVIT Multi-Manager Small Cap Value Fund

1.	Effective immediately, the following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund1
Epoch Investment Partners, Inc.
Janet Navon	NVIT Multi-Manager Small Cap Value Fund	None*
OppenheimerFunds, Inc.
Ronald J. Zibelli, Jr.	NVIT Multi-Manager Small Cap Growth Fund NVIT Multi-Manager Small Company Fund**	None None
*As of June 30, 2011 ** Mr. Zibelli became a portfolio manager of the Fund on July 11, 2011.

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category*
Epoch Investment Partners, Inc.
Janet Navon	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $222,243,092 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 accounts, $94,226,189 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
* As of June 30, 2011

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE